UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 September 26, 2006 to October 25, 2006

 Commission File Number of issuing entity: 333-132232-16

 Thornburg Mortgage Securities Trust 2006-5
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor:  333-132232

 Structured Asset Mortgage Investments II Inc.
 (Exact name of depositor as specified in its charter)

 Thornburg Mortgage Home Loans, Inc.
 (Exact name of sponsor as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 54-2197627
 54-2197628
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                    21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                   Registered/reporting
                                   pursuant to (check one)

  Title of                         Section  Section  Section   Name of Exchange
  Class                            12(b)    12(g)    15(d)     (If Section 12(b))

  A-1                              _____    _____    __X___    ____________
  A-2                              _____    _____    __X___    ____________
  A-X                              _____    _____    __X___    ____________
  A-R                              _____    _____    __X___    ____________
  B-1                              _____    _____    __X___    ____________
  B-2                              _____    _____    __X___    ____________
  B-3                              _____    _____    __X___    ____________
  B-4                              _____    _____    __X___    ____________
  B-5                              _____    _____    __X___    ____________
  B-6                              _____    _____    __X___    ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____

 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On October 25, 2006 a distribution was made to holders of Thornburg Mortgage Securities Trust 2006-5.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.


 Part II - OTHER INFORMATION

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1)  Monthly report distributed to holders of Thornburg
               Mortgage Securities Trust 2006-5, relating to the October 25, 2006 distribution.


    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.


 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Thornburg Mortgage Securities Trust 2006-5
 (Issuing Entity)


 Wells Fargo Bank, N.A.
 (Master Servicer)

 /s/ Kelly Rentz
 Kelly Rentz, Officer

 Date: November 7, 2006

EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of Thornburg Mortgage Securities Trust 2006-5, relating to the October 25, 2006 distribution.



 EX-99.1


Thornburg Mortgage Home Loans, Inc.
Mortgage Loan Pass-Through Certificates



Distribution Date:       10/25/2006


Thornburg Mortgage Home Loans, Inc.
Mortgage Loan Pass-Through Certificates
Series 2006-5


Contact: Customer Service - CTSLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         7485 New Horizon Way
         Frederick, MD 21703
         www.ctslink.com
         Telephone: (301) 815-6600
         Fax:       (301) 815-6660







                                Certificateholder Distribution Summary

         Class                     CUSIP        Certificate             Beginning             Interest
                                               Pass-Through           Certificate         Distribution
                                                       Rate               Balance
          A-1                  88522RAA2           5.45000%      2,325,974,461.24        10,563,800.68
          A-2                  88522RAB0           5.51000%        258,441,165.19         1,186,675.68
          A-X                  88522RAC8           0.69936%                  0.00         1,506,188.76
          A-R                  88522RAD6           6.14958%                  0.00                 0.00
          B-1                  88522RAE4           6.15536%         34,926,051.15           179,151.90
          B-2                  88522RAF1           6.15536%         21,492,569.98           110,245.35
          B-3                  88522RAG9           6.15536%         12,089,633.11            62,013.33
          B-4                  88522RAH7           6.15536%          5,373,392.47            27,562.62
          B-5                  88522RAJ3           6.15536%          4,029,544.41            20,669.40
          B-6                  88522RAK0           6.15536%          8,061,163.89            41,349.44

Totals                                                           2,670,387,981.44        13,697,657.16


                                        Certificateholder Distribution Summary (continued)

         Class                      Principal             Current               Ending                Total           Cumulative
                                 Distribution            Realized          Certificate         Distribution             Realized
                                                             Loss              Balance                                    Losses
          A-1                   22,606,204.29                0.00     2,303,368,256.94        33,170,004.97                 0.00
          A-2                    2,511,796.18                0.00       255,929,369.00         3,698,471.86                 0.00
          A-X                            0.00                0.00                 0.00         1,506,188.76                 0.00
          A-R                            0.00                0.00                 0.00                 0.00                 0.00
          B-1                        4,043.00                0.00        34,922,008.14           183,194.90                 0.00
          B-2                        2,487.96                0.00        21,490,082.02           112,733.31                 0.00
          B-3                        1,399.48                0.00        12,088,233.62            63,412.81                 0.00
          B-4                          622.02                0.00         5,372,770.45            28,184.64                 0.00
          B-5                          466.46                0.00         4,029,077.95            21,135.86                 0.00
          B-6                          933.15                0.00         8,060,230.74            42,282.59                 0.00

Totals                          25,127,952.54                0.00     2,645,260,028.86        38,825,609.70                 0.00


As Master Servicer, Wells Fargo Bank, N.A. has independently calculated collateral information based on loan level data received from external parties, which may include the Servicers, Issuer and other parties to the transaction. Wells Fargo Bank, N.A.
expressly disclaims any responsibility for the accuracy or completeness of information furnished to it by those third parties.



                                                Principal Distribution Statement

         Class                   Original          Beginning        Scheduled       UnScheduled        Accretion        Realized
                                     Face        Certificate        Principal         Principal                             Loss
                                   Amount            Balance     Distribution      Distribution
          A-1            2,340,859,000.00   2,325,974,461.24       269,252.45     22,336,951.84             0.00            0.00
          A-2              260,095,000.00     258,441,165.19        29,916.89      2,481,879.30             0.00            0.00
          A-X                        0.00               0.00             0.00              0.00             0.00            0.00
          A-R                      100.00               0.00             0.00              0.00             0.00            0.00
          B-1               34,930,000.00      34,926,051.15         4,043.00              0.00             0.00            0.00
          B-2               21,495,000.00      21,492,569.98         2,487.96              0.00             0.00            0.00
          B-3               12,091,000.00      12,089,633.11         1,399.48              0.00             0.00            0.00
          B-4                5,374,000.00       5,373,392.47           622.02              0.00             0.00            0.00
          B-5                4,030,000.00       4,029,544.41           466.46              0.00             0.00            0.00
          B-6                8,062,075.31       8,061,163.89           933.15              0.00             0.00            0.00

Totals                   2,686,936,175.31   2,670,387,981.44       309,121.41     24,818,831.14             0.00            0.00


                                       Principal Distribution Statement (continued)

         Class                         Total              Ending               Ending               Total
                                   Principal         Certificate          Certificate           Principal
                                   Reduction             Balance           Percentage        Distribution
          A-1                  22,606,204.29    2,303,368,256.94           0.98398419       22,606,204.29
          A-2                   2,511,796.18      255,929,369.00           0.98398419        2,511,796.18
          A-X                           0.00                0.00           0.00000000                0.00
          A-R                           0.00                0.00           0.00000000                0.00
          B-1                       4,043.00       34,922,008.14           0.99977120            4,043.00
          B-2                       2,487.96       21,490,082.02           0.99977120            2,487.96
          B-3                       1,399.48       12,088,233.62           0.99977120            1,399.48
          B-4                         622.02        5,372,770.45           0.99977120              622.02
          B-5                         466.46        4,029,077.95           0.99977120              466.46
          B-6                         933.15        8,060,230.74           0.99977120              933.15

Totals                         25,127,952.54    2,645,260,028.86           0.98448934       25,127,952.54



                                           Principal Distribution Factors Statement

         Class                      Original           Beginning            Scheduled         UnScheduled            Accretion
                                        Face         Certificate            Principal           Principal
                                      Amount             Balance         Distribution        Distribution
          A-1               2,340,859,000.00        993.64142020           0.11502293          9.54220303           0.00000000
          A-2                 260,095,000.00        993.64142021           0.11502293          9.54220304           0.00000000
          A-X                           0.00          0.00000000           0.00000000          0.00000000           0.00000000
          A-R                         100.00          0.00000000           0.00000000          0.00000000           0.00000000
          B-1                  34,930,000.00        999.88694961           0.11574578          0.00000000           0.00000000
          B-2                  21,495,000.00        999.88694952           0.11574599          0.00000000           0.00000000
          B-3                  12,091,000.00        999.88694980           0.11574560          0.00000000           0.00000000
          B-4                   5,374,000.00        999.88695013           0.11574619          0.00000000           0.00000000
          B-5                   4,030,000.00        999.88695037           0.11574690          0.00000000           0.00000000
          B-6                   8,062,075.31        999.88694970           0.11574563          0.00000000           0.00000000


                                      Principal Distribution Factors Statement (continued)

         Class                    Realized                Total                Ending                Ending                Total
                                      Loss            Principal           Certificate           Certificate            Principal
                                                      Reduction               Balance            Percentage         Distribution
          A-1                   0.00000000           9.65722595          983.98419424            0.98398419           9.65722595
          A-2                   0.00000000           9.65722594          983.98419424            0.98398419           9.65722594
          A-X                   0.00000000           0.00000000            0.00000000            0.00000000           0.00000000
          A-R                   0.00000000           0.00000000            0.00000000            0.00000000           0.00000000
          B-1                   0.00000000           0.11574578          999.77120355            0.99977120           0.11574578
          B-2                   0.00000000           0.11574599          999.77120354            0.99977120           0.11574599
          B-3                   0.00000000           0.11574560          999.77120337            0.99977120           0.11574560
          B-4                   0.00000000           0.11574619          999.77120394            0.99977120           0.11574619
          B-5                   0.00000000           0.11574690          999.77120347            0.99977120           0.11574690
          B-6                   0.00000000           0.11574563          999.77120407            0.99977120           0.11574563


NOTE: All classes per $1,000 denomination.



                                                 Interest Distribution Statement

         Class                Accrual         Accrual         Current          Beginning           Current           Payment of
                               Dates            Days      Certificate       Certificate/           Accrued       Unpaid Interest
                                                                 Rate           Notional          Interest         Shortfall (1)
                                                                                 Balance
          A-1             09/25/06 - 10/24/06    30          5.45000%   2,325,974,461.24     10,563,800.68                  0.00
          A-2             09/25/06 - 10/24/06    30          5.51000%     258,441,165.19      1,186,675.68                  0.00
          A-X             09/01/06 - 09/30/06    30          0.69936%   2,584,415,626.42      1,506,188.76                  0.00
          A-R                             N/A   N/A          6.14958%               0.00              0.00                  0.00
          B-1             09/01/06 - 09/30/06    30          6.15536%      34,926,051.15        179,151.90                  0.00
          B-2             09/01/06 - 09/30/06    30          6.15536%      21,492,569.98        110,245.35                  0.00
          B-3             09/01/06 - 09/30/06    30          6.15536%      12,089,633.11         62,013.33                  0.00
          B-4             09/01/06 - 09/30/06    30          6.15536%       5,373,392.47         27,562.62                  0.00
          B-5             09/01/06 - 09/30/06    30          6.15536%       4,029,544.41         20,669.40                  0.00
          B-6             09/01/06 - 09/30/06    30          6.15536%       8,061,163.89         41,349.44                  0.00

Totals                                                                                       13,697,657.16                  0.00



                                           Interest Distribution Statement (continued)

         Class                      Current      Non-Supported               Total            Remaining                   Ending
                                   Interest           Interest            Interest      Unpaid Interest             Certificate/
                               Shortfall(1)          Shortfall        Distribution         Shortfall(1)                 Notional
                                                                                                                         Balance
          A-1                          0.00               0.00       10,563,800.68                 0.00         2,303,368,256.94
          A-2                          0.00               0.00        1,186,675.68                 0.00           255,929,369.00
          A-X                          0.00               0.00        1,506,188.76                 0.00         2,559,297,625.94
          A-R                          0.00               0.00                0.00                 0.00                     0.00
          B-1                          0.00               0.00          179,151.90                 0.00            34,922,008.14
          B-2                          0.00               0.00          110,245.35                 0.00            21,490,082.02
          B-3                          0.00               0.00           62,013.33                 0.00            12,088,233.62
          B-4                          0.00               0.00           27,562.62                 0.00             5,372,770.45
          B-5                          0.00               0.00           20,669.40                 0.00             4,029,077.95
          B-6                          0.00               0.00           41,349.44                 0.00             8,060,230.74

Totals                                 0.00               0.00       13,697,657.16                 0.00

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls,if applicable.

                                             Interest Distribution Factors Statement

         Class                       Original         Current            Beginning                Current            Payment of
                                         Face     Certificate          Certificate/               Accrued        Unpaid Interest
                                       Amount            Rate              Notional              Interest          Shortfall (1)
                                                                            Balance
          A-1                2,340,859,000.00         5.45000%         993.64142020            4.51278812             0.00000000
          A-2                  260,095,000.00         5.51000%         993.64142021            4.56247017             0.00000000
          A-X                            0.00         0.69936%         993.64142019            0.57909089             0.00000000
          A-R                          100.00         6.14958%           0.00000000            0.00000000             0.00000000
          B-1                   34,930,000.00         6.15536%         999.88694961            5.12888348             0.00000000
          B-2                   21,495,000.00         6.15536%         999.88694952            5.12888346             0.00000000
          B-3                   12,091,000.00         6.15536%         999.88694980            5.12888347             0.00000000
          B-4                    5,374,000.00         6.15536%         999.88695013            5.12888351             0.00000000
          B-5                    4,030,000.00         6.15536%         999.88695037            5.12888337             0.00000000
          B-6                    8,062,075.31         6.15536%         999.88694970            5.12888288             0.00000000

                                       Interest Distribution Factors Statement (continued)

         Class                        Current        Non-Supported                Total    Remaining Unpaid              Ending
                                     Interest             Interest             Interest            Interest         Certificate/
                                 Shortfall(1)            Shortfall         Distribution        Shortfall(1)             Notional
                                                                                                                         Balance
          A-1                      0.00000000           0.00000000           4.51278812          0.00000000         983.98419424
          A-2                      0.00000000           0.00000000           4.56247017          0.00000000         983.98419424
          A-X                      0.00000000           0.00000000           0.57909089          0.00000000         983.98419424
          A-R                      0.00000000           0.00000000           0.00000000          0.00000000           0.00000000
          B-1                      0.00000000           0.00000000           5.12888348          0.00000000         999.77120355
          B-2                      0.00000000           0.00000000           5.12888346          0.00000000         999.77120354
          B-3                      0.00000000           0.00000000           5.12888347          0.00000000         999.77120337
          B-4                      0.00000000           0.00000000           5.12888351          0.00000000         999.77120394
          B-5                      0.00000000           0.00000000           5.12888337          0.00000000         999.77120347
          B-6                      0.00000000           0.00000000           5.12888288          0.00000000         999.77120407

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls,if applicable.

NOTE: All classes per $1,000 denomination.


                                        CERTIFICATEHOLDER ACCOUNT STATEMENT

                                                CERTIFICATE ACCOUNT

Beginning Balance                                                                                              0.00

Deposits
     Payments of Interest and Principal                                                               39,126,788.35
     Reserve Funds and Credit Enhancements                                                                     0.00
     Proceeds from Repurchased Loans                                                                     213,060.00
     Servicer Advances                                                                                   135,193.45
     Gains & Subsequent Recoveries (Realized Losses)                                                           0.00
     Swap/Cap Payments                                                                                         0.00
Total Deposits                                                                                        39,475,041.80

Withdrawals
     Swap Payments                                                                                             0.00
     Reserve Funds and Credit Enhancements                                                                     0.00
     Reimbursement for Servicer Advances                                                                  85,349.22
     Total Administration Fees                                                                           564,082.88
     Payment of Interest and Principal                                                                38,825,609.70
Total Withdrawals (Pool Distribution Amount)                                                          39,475,041.80

Ending Balance                                                                                                 0.00


Servicer Advances are calculated as delinquent scheduled principal and interest.




                                PREPAYMENT/CURTAILMENT INTEREST SHORTFALL
Total Prepayment/Curtailment Interest Shortfall                                                      0.00
Servicing Fee Support                                                                                0.00

Non-Supported Prepayment/Curtailment Interest Shortfall                                              0.00


                                        ADMINISTRATION FEES
Gross Servicing Fee*                                                                    558,519.38
Master Servicing Fee - Wells Fargo Bank NA                                                5,563.50
Supported Prepayment/Curtailment Interest Shortfall                                           0.00

Total Administration Fees                                                               564,082.88

*Servicer Payees include: CENLAR FSB; COLONIAL SAVINGS, F.A.; Countrywide Home Loans Servicing LP;
DOVENMUEHLE MTG CO; FIRST HORIZON HOME LOAN CORP; FIRST REPUBLIC BANK; WELLS FARGO BANK, N.A.


                                                   Reserve and Guaranty Funds

                                       Account Name           Beginning             Current           Current             Ending
                                                                Balance         Withdrawals          Deposits            Balance
                          Yield Maintenence Account                0.00                0.00              0.00               0.00
                                                           Hedge Funds

                                       Account Name                            Funds In (A)      Funds Out(B)  Net Amount(A - B)

                Cap Payment Class A - Credit Suisse                                    0.00              0.00               0.00

                                     COLLATERAL STATEMENT

Collateral Description                                                      Mixed Fixed & Arm
Weighted Average Coupon Rate                                                        6.408839%
Weighted Average Net Rate                                                           6.157856%
Weighted Average Pass Through Rate                                                  6.155356%
Weighted Average Remaining Term                                                           356
Record Date                                                                        09/30/2006
Principal and Interest Constant                                                 14,570,845.50
Beginning Loan Count                                                                    3,545
Loans Paid in Full                                                                         20
Ending Loan Count                                                                       3,525
Beginning Scheduled Balance                                                  2,670,387,981.42
Ending Scheduled Balance                                                     2,645,260,028.87
Ending Actual Balance at 30-Sep-2006                                         2,645,479,681.33
Scheduled Principal                                                                309,105.78
Unscheduled Principal                                                           24,818,846.77
Scheduled Interest                                                              14,261,739.72
Servicing Fee                                                                      558,519.38
Master Servicing Fee                                                                 5,563.50
Trustee Fee                                                                              0.00
FRY Amount                                                                               0.00
Special Hazard Fee                                                                       0.00
Other Fee                                                                                0.00
Pool Insurance Fee                                                                       0.00
Spread 1                                                                                 0.00
Spread 2                                                                                 0.00
Spread 3                                                                                 0.00
Net Interest                                                                    13,697,657.03
Realized Loss Amount                                                                     0.00
Cumulative Realized Loss                                                                 0.00
Percentage of Cumulative Losses                                                        0.0000
Special Servicing Fee                                                                    0.00

                            Additional Reporting - Deal Level



                                   Structural Reporting
Senior Prepayment Percentage                                                  100.000000%
Senior Percentage                                                              96.780529%
Subordinate Percentage                                                          3.219471%


                                 Trigger Event Reporting
Delinquency Stepdown
     Trigger Result                                                                  Pass
     Threshold Value                                                           50.000000%
     Calculated Value                                                           0.554830%
Cumlative Loss Stepdown
     Trigger Result                                                                  Pass
     Threshold Value                                                           30.000000%
     Calculated Value                                                           0.000000%
Shifting Interest Stepdown
     Trigger Result                                                                  Pass
     Threshold Value                                                            0.000000%
     Calculated Value                                                           0.000000%
Two Times Delinquency Test
     Trigger Result                                                                  Pass
     Threshold Value                                                           50.000000%
     Calculated Value                                                           0.554830%
Two Times Test
     Trigger Result                                                                  Pass
     Threshold Value                                                           20.000000%
     Calculated Value                                                           0.000000%
Subordinate Two Times Test
     Trigger Result                                                                  Pass
     Threshold Value                                                            0.000000%
     Calculated Value                                                           0.000000%


                               LOAN STATUS STRATIFICATION/CREDIT ENHANCEMENT STATEMENT

             DELINQUENT          BANKRUPTCY           FORECLOSURE         REO                  Total

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0                    0                   0                    0
                                 0.00                 0.00                0.00                 0.00

30 Days      25                  0                    0                   0                    25
             23,630,490.37       0.00                 0.00                0.00                 23,630,490.37

60 Days      1                   0                    0                   0                    1
             954,000.00          0.00                 0.00                0.00                 954,000.00

90 Days      0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

120 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

150 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

180+ Days    0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

Totals       26                  0                    0                   0                    26
             24,584,490.37       0.00                 0.00                0.00                 24,584,490.37

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0.000000%            0.000000%           0.000000%            0.000000%
                                 0.000000%            0.000000%           0.000000%            0.000000%

30 Days      0.709220%           0.000000%            0.000000%           0.000000%            0.709220%
             0.893240%           0.000000%            0.000000%           0.000000%            0.893240%

60 Days      0.028369%           0.000000%            0.000000%           0.000000%            0.028369%
             0.036062%           0.000000%            0.000000%           0.000000%            0.036062%

90 Days      0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

120 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

150 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

180+ Days    0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

Totals       0.737589%           0.000000%            0.000000%           0.000000%            0.737589%
             0.929302%           0.000000%            0.000000%           0.000000%            0.929302%



Current Period Class A Insufficient Funds                                                                  0.00
Principal Balance of Contaminated Properties                                                               0.00
Periodic Advance                                                                                     135,193.45



                        SUBORDINATION LEVEL/CREDIT ENHANCEMENT/CLASS PERCENTAGE AND PREPAYMENT PERCENTAGE

                                                                                                      Current
                             Original $        Original %         Current $         Current %           Class%      Prepayment%

Class B-1                 51,052,075.31       1.90001072%     51,040,394.78       1.92950388%        1.320173%         0.000000%
Class B-2                 29,557,075.31       1.10002893%     29,550,312.76       1.11710427%        0.812400%         0.000000%
Class B-3                 17,466,075.31       0.65003685%     17,462,079.14       0.66012713%        0.456977%         0.000000%
Class B-4                 12,092,075.31       0.45003210%     12,089,308.69       0.45701778%        0.203109%         0.000000%
Class B-5                  8,062,075.31       0.30004715%      8,060,230.74       0.30470467%        0.152313%         0.000000%
Class B-6                          0.00       0.00000000%              0.00       0.00000000%        0.304705%         0.000000%

Please Refer to the Prospectus Supplement for a Full Description of Loss Exposure





                REO Detail - All Mortgage Loans in REO during Current Period


 Summary                                                             12 Month REO History*
 New REO Loans                                                     Month        REO Percentage
     Loans in REO                              0                   Nov-05            0.000%
     Original Principal Balance             0.00                   Dec-05            0.000%
     Current Actual Balance                 0.00                   Jan-06            0.000%
                                                                   Feb-06            0.000%
 Current REO Total                                                 Mar-06            0.000%
     Loans in REO                              0                   Apr-06            0.000%
     Original Principal Balance             0.00                   May-06            0.000%
     Current Actual Balance                 0.00                   Jun-06            0.000%
                                                                   Jul-06            0.000%
                                                                   Aug-06            0.000%
                                                                   Sep-06            0.000%
                                                                   Oct-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.





                  REO Loan Detail - All Mortgage Loans in REO during Current Period

                                               Month
                                                Loan            First                                               Original
                              Loan           Entered          Payment                             LTV at           Principal
       Group                Number               REO             Date           State        Origination             Balance


                                  No REO Loans this Period


              REO Loan Detail - All Mortgage Loans in REO during Current Period (continued)

                                               Current           Paid                           Current          Approximate
                              Loan              Actual             To          Months              Loan           Delinquent
       Group                Number             Balance           Date      Delinquent              Rate             Interest

                                        No REO Loans this Period


              Foreclosure Detail - All Mortgage Loans in Foreclosure during Current Period


 Summary                                                           12 Month Foreclosure History*
 New Foreclosure Loans                                             Month     Foreclosure Percentage
     Loans in Foreclosure                      0                   Nov-05            0.000%
     Original Principal Balance             0.00                   Dec-05            0.000%
     Current Actual Balance                 0.00                   Jan-06            0.000%
                                                                   Feb-06            0.000%
 Current Foreclosure Total                                         Mar-06            0.000%
     Loans in Foreclosure                      0                   Apr-06            0.000%
     Original Principal Balance             0.00                   May-06            0.000%
     Current Actual Balance                 0.00                   Jun-06            0.000%
                                                                   Jul-06            0.000%
                                                                   Aug-06            0.000%
                                                                   Sep-06            0.000%
                                                                   Oct-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.




           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period

                                                  Month
                                                   Loan              First                                            Original
                                  Loan          Entered            Payment                            LTV at         Principal
        Group                   Number               FC               Date          State        Origination           Balance

                                       No Foreclosure Loans this Period


           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period (continued)

                                                 Current              Paid                        Current          Approximate
                                   Loan           Actual                To         Months            Loan           Delinquent
        Group                    Number          Balance              Date     Delinquent            Rate             Interest

                                     No Foreclosure Loans this Period



              Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period


 Summary                                                             12 Month Bankruptcy History*
 New Bankruptcy Loans                                              Month    Bankruptcy Percentage
     Loans in Bankruptcy                       0                   Nov-05            0.000%
     Original Principal Balance             0.00                   Dec-05            0.000%
     Current Actual Balance                 0.00                   Jan-06            0.000%
                                                                   Feb-06            0.000%
 Current Bankruptcy Total                                          Mar-06            0.000%
     Loans in Bankruptcy                       0                   Apr-06            0.000%
     Original Principal Balance             0.00                   May-06            0.000%
     Current Actual Balance                 0.00                   Jun-06            0.000%
                                                                   Jul-06            0.000%
                                                                   Aug-06            0.000%
                                                                   Sep-06            0.000%
                                                                   Oct-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period

         Group                      Loan     Month Loan          First        State            LTV at           Original
                                  Number        Entered        Payment                     Origination         Principal
                                             Bankruptcy           Date                                           Balance

                                              No Bankruptcy Loans this Period



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period (continued)

        Group                     Loan            Current        Paid To       Months          Current       Approximate
                                Number             Actual           Date    Delinquent       Loan Rate        Delinquent
                                                  Balance                                                       Interest

                                              No Bankruptcy Loans this Period


               Realized Loss Detail Report - Loans with Losses during Current Period


Summary
                                   # Loans              Prior          Realized            Current
                                      with             Actual       Loss/(Gain)               Loss
         Group                      Losses            Balance            Amount         Percentage
         Total                           0               0.00              0.00             0.000%



               Realized Loss Loan Detail Report - Loans With Losses during Current Period

                                                  Original          Current
                                  Loan           Principal             Note                          LTV at         Original
       Group                    Number             Balance             Rate           State     Origination             Term

                                                    No Losses this Period


              Realized Loss Loan Detail Report - Loans With Losses during Current Period (continued)

                                                    Prior                           Cumulative
                                  Loan             Actual          Realized           Realized
       Group                    Number            Balance       Loss/(Gain)        Loss/(Gain)

                                     No Losses this Period

                                                   Realized Loss Report - Collateral


Summary



   MDR                                                          SDA
      Current Month                        0.000%               Current Month                                 0.000%
      3 Month Average                      0.000%               3 Month Average                               0.000%
      12 Month Average                     0.000%               12 Month Average                              0.000%


                  MDR: Current vs. 12mo Average*                               SDA: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month             Current          12mo Avg.


         Nov-2005             N/A             N/A                        Nov-2005              N/A               N/A
         Dec-2005             N/A             N/A                        Dec-2005              N/A               N/A
         Jan-2006             N/A             N/A                        Jan-2006              N/A               N/A
         Feb-2006             N/A             N/A                        Feb-2006              N/A               N/A
         Mar-2006             N/A             N/A                        Mar-2006              N/A               N/A
         Apr-2006             N/A             N/A                        Apr-2006              N/A               N/A
         May-2006             N/A             N/A                        May-2006              N/A               N/A
         Jun-2006             N/A             N/A                        Jun-2006              N/A               N/A
         Jul-2006             N/A             N/A                        Jul-2006              N/A               N/A
         Aug-2006             N/A             N/A                        Aug-2006              N/A               N/A
         Sep-2006          0.000%             N/A                        Sep-2006           0.000%               N/A
         Oct-2006          0.000%             N/A                        Oct-2006           0.000%               N/A

   *The text reported in the above table is presented           *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The       graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at       monthly bond remittance report can be viewed online at
   www.ctslink.com.                                             www.ctslink.com.




   CDR                                                          Loss Severity Approximation
      Current Month                        0.000%               Current Month                                 0.000%
      3 Month Average                      0.000%               3 Month Average                               0.000%
      12 Month Average                     0.000%               12 Month Average                              0.000%


                  CDR: Current vs. 12mo Average*                          Loss Severity: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month             Current          12mo Avg.


         Nov-2005             N/A             N/A                        Nov-2005              N/A               N/A
         Dec-2005             N/A             N/A                        Dec-2005              N/A               N/A
         Jan-2006             N/A             N/A                        Jan-2006              N/A               N/A
         Feb-2006             N/A             N/A                        Feb-2006              N/A               N/A
         Mar-2006             N/A             N/A                        Mar-2006              N/A               N/A
         Apr-2006             N/A             N/A                        Apr-2006              N/A               N/A
         May-2006             N/A             N/A                        May-2006              N/A               N/A
         Jun-2006             N/A             N/A                        Jun-2006              N/A               N/A
         Jul-2006             N/A             N/A                        Jul-2006              N/A               N/A
         Aug-2006             N/A             N/A                        Aug-2006              N/A               N/A
         Sep-2006          0.000%             N/A                        Sep-2006           0.000%               N/A
         Oct-2006          0.000%             N/A                        Oct-2006           0.000%               N/A

   *The text reported in the above table is presented           *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The       graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at       monthly bond remittance report can be viewed online at
   www.ctslink.com.                                             www.ctslink.com.




Calculation Methodology:
Monthly Default Rate (MDR): sum(Beg Scheduled Balance of Liquidated Loans)/ sum(Beg Scheduled Balance).
Conditional Default Rate (CDR): 1-((1-MDR)^12)
SDA Standard Default Assumption: If WAS is less than or equal to 30 then CDR /(WAS * 0.02) else if WAS is greater than 30 and less than or equal to 60 then CDR / 0.6 else if WAS is greater than 60 and less than or equal to 120 then CDR / (0.6 - ((WAS
- 60) * 0.0095)) else if WAS is greater than 120 then CDR / 0.03
Loss Severity Approximation for current period: sum(Realized Loss Amount)/sum(Beg Scheduled Balance of Liquidated Loans).
Includes losses on loans liquidating in the current period only.










                  Prepayment Detail - Prepayments during Current Period
Summary
                                      Loans Paid In Full                               Repurchased Loans
                                                                                   (includes Modifiable ARMs)

                                             Original            Current                      Original           Current
                                            Principal          Scheduled                     Principal         Scheduled
         Group               Count            Balance            Balance      Count            Balance           Balance
         Total                  19      17,349,738.00      17,221,885.41          1         212,000.00        212,000.00

                Prepayment Detail - Prepayments during Current Period (continued)

Summary
                                Substitution Loans                           Liquidated Loans                   Curtailments

                                        Original        Current                    Original         Current
                                       Principal      Scheduled                   Principal       Scheduled      Curtailment
       Group             Count           Balance        Balance      Count          Balance         Balance           Amount
       Total                 0              0.00           0.00          0             0.00            0.00     7,385,751.18


                  Prepayment Loan Detail - Prepayments during Current Period
                                                                                     First          Original
                                   Loan                          LTV at            Payment         Principal        Prepayment
        Group                    Number         State       Origination               Date           Balance            Amount
       Summary               0001700970            CO              80.00       01-Dec-2001        212,000.00        212,000.00
       Summary               0001705268            GA              73.03       01-Jul-2001        650,000.00        539,873.39
       Summary               0001706399            NC              36.90       01-Sep-2001        345,000.00        343,773.75
       Summary               0001757202            UT              79.56       01-Jan-2002        144,000.00        130,979.07
       Summary               0018625913            CA              75.38       01-Nov-2001        750,000.00        750,000.00
       Summary               0018777235            CA              42.15       01-Oct-2006        548,000.00        548,000.00
       Summary               0018777789            PA              62.71       01-Sep-2006      1,850,000.00      1,850,000.00
       Summary               0018784793            NJ              58.82       01-Sep-2006      2,000,000.00      2,000,000.00
       Summary               0018888974            MD              67.92       01-Aug-2006        900,000.00        899,187.01
       Summary               0018889576            CA              75.05       01-Aug-2006        758,000.00        757,763.75
       Summary               0018905984            CA              64.61       01-Jul-2006        575,000.00        574,841.28
       Summary               0018906115            WA              75.00       01-May-2006        750,000.00        749,577.70
       Summary               0018931220            MA              57.14       01-Jun-2006      1,000,000.00      1,000,000.00
       Summary               0018933119            CA              77.69       01-Aug-2006        505,000.00        504,993.65
       Summary               0018933754            CA              60.09       01-Aug-2006        634,000.00        634,000.00
       Summary               0018933895            NC              53.00       01-Aug-2006      1,260,000.00      1,260,000.00
       Summary               0018955484            CA              72.03       01-Jul-2006      3,000,000.00      3,000,000.00
       Summary               0018956094            ID              70.00       01-Aug-2006        693,000.00        691,155.59
       Summary               0018977769            CA              80.00       01-Jul-2006        461,738.00        461,738.00
       Summary               0018979229            CA              52.60       01-Jul-2006        526,000.00        525,212.40


               Prepayment Loan Detail - Prepayments during Current Period (continued)

                                                                                       Current
                                  Loan                PIF             Months              Loan        Original
        Group                   Number               Type         Delinquent              Rate            Term       Seasoning
       Summary              0001700970         Modifiable ARMs           0              6.375%             360              58
       Summary              0001705268       Loan Paid in Full           0              6.875%             360              63
       Summary              0001706399       Loan Paid in Full          (1)             4.250%             360              61
       Summary              0001757202       Loan Paid in Full           0              6.625%             360              57
       Summary              0018625913       Loan Paid in Full           0              4.400%             360              59
       Summary              0018777235       Loan Paid in Full          (1)             6.250%             360               1
       Summary              0018777789       Loan Paid in Full           0              6.625%             360               2
       Summary              0018784793       Loan Paid in Full           0              6.500%             360               2
       Summary              0018888974       Loan Paid in Full           0              6.500%             360               2
       Summary              0018889576       Loan Paid in Full           0              6.750%             360               2
       Summary              0018905984       Loan Paid in Full           0              6.625%             360               3
       Summary              0018906115       Loan Paid in Full          (1)             6.625%             360               5
       Summary              0018931220       Loan Paid in Full           0              6.375%             360               4
       Summary              0018933119       Loan Paid in Full          (1)             7.000%             360               2
       Summary              0018933754       Loan Paid in Full           0              7.000%             360               2
       Summary              0018933895       Loan Paid in Full          (1)             6.750%             360               2
       Summary              0018955484       Loan Paid in Full           0              6.375%             360               3
       Summary              0018956094       Loan Paid in Full           0              6.625%             360               2
       Summary              0018977769       Loan Paid in Full           0              6.625%             360               3
       Summary              0018979229       Loan Paid in Full           0              6.875%             360               3


                                            Prepayment - Voluntary Prepayments

  Summary
     SMM                                   CPR                                      PSA
     Current Month            0.930%       Current Month             10.601%        Current Month               1,500.205%
     3 Month Average          0.000%       3 Month Average            0.000%        3 Month Average                 0.000%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Nov-2005          N/A           N/A                          Nov-2005          N/A           N/A
         Dec-2005          N/A           N/A                          Dec-2005          N/A           N/A
         Jan-2006          N/A           N/A                          Jan-2006          N/A           N/A
         Feb-2006          N/A           N/A                          Feb-2006          N/A           N/A
         Mar-2006          N/A           N/A                          Mar-2006          N/A           N/A
         Apr-2006          N/A           N/A                          Apr-2006          N/A           N/A
         May-2006          N/A           N/A                          May-2006          N/A           N/A
         Jun-2006          N/A           N/A                          Jun-2006          N/A           N/A
         Jul-2006          N/A           N/A                          Jul-2006          N/A           N/A
         Aug-2006          N/A           N/A                          Aug-2006          N/A           N/A
         Sep-2006       7.019%           N/A                          Sep-2006   1,367.098%           N/A
         Oct-2006      10.601%           N/A                          Oct-2006   1,500.205%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.



Calculation Methodology:
Single Month Mortality (SMM):  (Partial and full prepayments + Repurchases) / (Beginning Scheduled Balance - Scheduled
Principal)
Conditional PrePayment Rate (CPR):  1 - ((1 - SMM)^12)
PSA Standard Prepayment Model:  100 * CPR / (0.2 * MIN(30,WAS))
Weighted Average Seasoning (WAS):  sum((Original Term - Remaining Term)*(Current Scheduled Balance/Deal Scheduled Principal
Balance))







                                                  Modifications

                         Beginning         Current
              Loan       Scheduled       Scheduled          Prior        Modified          Prior         Modified
            Number         Balance         Balance           Rate            Rate         Payment         Payment

                                      No Modifications this Period

                                                          Substitutions
                               Loans Repurchased                                         Loans Substituted

                         Current                                                      Current
            Loan       Scheduled       Current          Current          Loan        Scheduled       Current           Current
          Number         Balance          Rate          Payment        Number          Balance          Rate           Payment

                                                No Substitutions this Period

                            Repurchases (includes Modifiable ARMs)

                                     Current
               Loan                Scheduled                 Current                  Current
             Number                  Balance                    Rate                  Payment
         0001700970               212,000.00                  6.375%                 1,126.25

                                       Breaches

                                   Current
               Loan              Scheduled        Current               Current
             Number                Balance           Rate               Payment

                             No Breaches this Period


                     Interest Rate Stratification

                                Summary

            Current     Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)
           Range(%)                        Balance($)
            < 2.000             0                0.00            0.000
     2.000    2.499             0                0.00            0.000
     2.500    2.999             0                0.00            0.000
     3.000    3.499             0                0.00            0.000
     3.500    3.999             2        1,047,999.98            0.040
     4.000    4.499            12        5,678,789.28            0.215
     4.500    4.999             7        3,094,323.15            0.117
     5.000    5.499            48       33,615,678.16            1.271
     5.500    5.999           368      276,800,977.96           10.464
     6.000    6.499         1,232      947,716,258.78           35.827
     6.500    6.999         1,690    1,244,892,833.99           47.061
     7.000    7.499           146      118,084,425.66            4.464
     7.500    7.999            20       14,328,741.91            0.542
     8.000    8.499             0                0.00            0.000
     8.500    8.999             0                0.00            0.000
     9.000    9.499             0                0.00            0.000
     9.500    9.999             0                0.00            0.000
 >= 10.000                      0                0.00            0.000
              Total         3,525    2,645,260,028.87          100.000


                                                 SUPPLEMENTAL REPORTING

Closing Date
August 31, 2006

Distribution Date
The 25th day of the month, or, if such day is not a Business Day, the next Business Day commencing in September
2006.

Determination Date
For any Distribution Date and each Mortgage Loan, the date each month, as set forth in the related Servicing Agreement, on which the related Servicer determines the amount of all funds required to be remitted to the Master Servicer on the Servicer Remittance Date with respect to the Mortgage Loans it is servicing

Record Date
With respect to each Distribution Date and the Class A-1 and Class A-2  Certificates, the Business Day preceding the applicable Distribution Date so long as such Certificates remain Book-Entry Certificates and otherwise the
Record Date shall be same as the other Classes of Certificates.  For each other Class of Certificates, the last
Business Day of the calendar month preceding the month in which such Distribution Date occurs.

Servicer Remittance Date
With respect to each Mortgage Loan, the 18th day of each month, or the next Business Day if such 18th day is not a Business Day or if provided in the related Servicing Agreement, the preceding Business Day if such 18th day is not a Business Day.

LIBOR Determination Date
The second LIBOR Business Day immediately preceding the commencement of each Accrual Period for the Class A-1 and Class A-2  Certificates.

